[ZURICH KEMPER LIFE INSURANCE COMPANIES LETTERHEAD]


VIA EDGAR



May 4, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re: Kemper Investors Life Insurance Company ("KILICO") and its KILICO Variable Annuity Separate Account ("Registrant") (File Nos. 2-72671 and 811-3199)

               Rule 497(j) Certification
               -------------------------

Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus and Statement of Additional Information, dated May 1, 2000, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent posteffective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Commission on April 26, 2000.

Please call the undersigned at (847) 969-3524 if you have any questions or comments.

Yours truly,

/s/ Juanita M. Thomas
Juanita M. Thomas
Assistant General Counsel